Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 904,000
Previously Paid Amount	0.00
Total Fee Amount	124.84
Total Offset Amount	0.00
Net Fee	124.84
Narrative - Max Aggregate Offering Price	$ 904,000
Final Prospectus	true